Related Undertakings (Details)	12 Months Ended
Dec. 31, 2024
United Kingdom | Intelligent Processing Solutions Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest held in significant investments	19.50%
United Kingdom | Barclays Secured Funding (LM)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | Equistone Founder Partner III L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | PSA Credit Company Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Cayman Islands | Newman Holdings Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	96.48%
Korea, Republic of | Woori BC Pegasus Securitization Specialty Co. Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%
Luxembourg | Preferred Investments S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	33.00%
Luxembourg | Barclays Alzin Investments S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Luxembourg | Preferred Funding S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United States | Sabine Oil & Gas Holdings, Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	22.12%